September 4, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re:	CitizensSelect Funds (the “Trust”)
Registration Statement File Nos. 333-82876, 811-21035

Dear Sir/Madam:

      Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Combined Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 6 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on August 28, 2008.

      Please address any comments or questions to the undersigned at (212) 922-6858.

Very truly yours,

/s/Monica Giron
Monica Giron
Paralegal